Business Segments (Segment Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Fuel Costs	$ 2.5	$ 2.4	$ 0.5
Depreciation and amortization	70.8	74.5	75.3
Interest expense	26.0	27.3	30.5
Gain (Loss) on Extinguishment of Debt	0.0	0.6	1.1
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	124.3	104.4	88.5
Net loss from continuing operations	124.9	86.7	57.4
Discontinued operations, net of tax	0.0	0.0	(40.4)
Fixed-asset impairment (Note 14)	0.0	0.0	66.3
Generation [Member]
Segment Reporting Information [Line Items]
Discontinued operations, net of tax			$ (40.4)
THE DAYTON POWER AND LIGHT COMPANY [Member]
Segment Reporting Information [Line Items]
Total assets (end of year)	$ 1,883.2	$ 1,819.6